UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2013 to January 31, 2014

Item 1:                                                        Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

January 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (68.6%)
$1,000	Fannie Mae Discount Notes	(AA+, Aaa)	05/01/14	0.121	$999,903
500	Fannie Mae Discount Notes	(AA+, Aaa)	06/02/14	0.100	499,934
300	Fannie Mae Discount Notes	(AA+, Aaa)	08/18/14	0.128	299,902
500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.210	500,781
500	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.187	500,581
400	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	400,452
300	Federal Farm Credit Banks#	(AA+, Aaa)	02/18/16	0.196	300,050
200	Federal Farm Credit Banks#	(AA+, Aaa)	02/26/16	0.260	200,241
350	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.206	350,095
300	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	300,311
500	Federal Farm Credit Banks#	(AA+, Aaa)	04/19/16	0.247	501,183
300	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	300,372
300	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	300,287
400	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	400,421
350	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	350,357
1,250	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	1,250,334
300	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	300,296
500	Federal Home Loan Banks	(AA+, Aaa)	09/16/14	0.125	500,078
500	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	500,421
300	Federal Home Loan Banks	(AA+, Aaa)	12/12/14	0.875	301,955
500	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.200	500,178
500	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	500,331
800	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	800,504
300	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.196	300,116
300	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	300,378
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/30/14	1.000	502,281
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	500,927
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	500,820
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	500,883
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/30/15	0.400	200,114
300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/18/15	0.550	300,164
400	Federal National Mortgage Association	(AA+, Aaa)	12/19/14	0.750	402,172
500	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.168	500,207
500	Federal National Mortgage Association#	(AA+, Aaa)	08/12/16	0.179	500,302
300	Federal National Mortgage Association#	(AA+, Aaa)	08/15/16	0.180	300,179
500	Freddie Mac Discount Notes	(AA+, Aaa)	04/24/14	0.100	499,967
500	Freddie Mac Discount Notes	(AA+, Aaa)	06/18/14	0.120	499,925
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $16,653,196)					16,667,402

UNITED STATES TREASURY OBLIGATIONS (7.4%)
300	United States Treasury Notes	(AA+, Aaa)	01/31/15	0.250	300,328
300	United States Treasury Notes	(AA+, Aaa)	04/30/15	0.125	299,859
300	United States Treasury Notes	(AA+, Aaa)	06/30/15	0.375	300,785
400	United States Treasury Notes	(AA+, Aaa)	07/15/15	0.250	400,297
300	United States Treasury Notes	(AA+, Aaa)	08/31/15	0.375	300,657
200	United States Treasury Notes	(AA+, Aaa)	01/15/17	0.750	200,414
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,799,052)					1,802,340

SHORT-TERM INVESTMENT (9.3%)
2,257	State Street Bank and Trust Co. Euro Time Deposit^^ (Cost $2,257,000)		02/03/14	0.010	2,257,000

TOTAL INVESTMENTS AT VALUE (85.3%) (Cost $20,709,248)					20,726,742

OTHER ASSETS IN EXCESS OF LIABILITIES (14.7%)					3,576,409

NET ASSETS (100.0%)					$24,303,151

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2014.
^^	Security or portion thereof held in the subsidiary.

At January 31, 2014, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Energy
	USD	Apr 2014	$1,837,490	$25,323
	USD	Apr 2014	1,481,340	6,840
	USD	Apr 2014	2,672,400	169,641
	USD	May 2014	437,900	17,890
	USD	May 2014	3,544,600	99,546
	USD	Dec 2014	3,866,560	(80,656)
				$238,584
Contracts to Sell
Energy
	USD	Mar 2014	(4,192,070)	$(141,059)
	USD	Mar 2014	(3,460,100)	(360,442)
	USD	May 2014	(3,898,690)	(10,737)
				$(512,238)
Livestock
	USD	Mar 2014	(169,425)	$(3,005)
	USD	Apr 2014	(254,512)	(1,507)
	USD	Apr 2014	(1,251,360)	(41,987)
				$(46,499)
Net unrealized appreciation/(depreciation)				$(320,153)

At January 31, 2014, Outstanding Swaps Contracts were as follows:

COMMODITY INDEX SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation/ (Depreciation)
USD	$4,505,818	02/26/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(24,658)
USD	$6,000,000	02/07/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(731)
USD	$7,106,557	02/26/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(38,867)
USD	$4,702,049	02/26/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(25,727)
USD	$9,405,800	02/07/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(10,935)
						$(100,918)

1       The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.  The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$16,667,402	$—	$16,667,402
United States Treasury Obligations	—	1,802,340	—	1,802,340
Short-term Investment	—	2,257,000	—	2,257,000
Other Financial Instruments*
Futures Contracts	(320,153)	—	—	(320,153)
Swap Contracts	—	(100,918)	—	(100,918)
	$(320,153)	$20,625,824	$—	$20,305,671

*           Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At January 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of Investments	$20,709,248
Unrealized appreciation	$17,494
Unrealized depreciation	(0)
Net unrealized appreciation/(depreciation)	$17,494

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (3.0%)
$26,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	04/17/14	0.254	$19,227,000
62,800	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	04/25/14	0.245	46,151,720
32,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A, A2)	02/13/14	0.004	23,580,800
26,600	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A, A2)	03/02/15	0.021	26,044,060
43,300	Svensk Exportkredit AB, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	02/02/15	0.248	41,926,759
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $190,700,000)					156,930,339

UNITED STATES AGENCY OBLIGATIONS (70.4%)
30,000	Fannie Mae Discount Notes^^	(AA+, Aaa)	05/01/14	0.121	29,997,090
70,200	Fannie Mae Discount Notes	(AA+, Aaa)	06/02/14	0.100	70,190,734
64,500	Fannie Mae Discount Notes	(AA+, Aaa)	08/18/14	0.128	64,478,908
20,800	Fannie Mae Discount Notes^^	(AA+, Aaa)	09/02/14	0.142	20,791,472
16,800	Federal Farm Credit Banks#^^	(AA+, Aaa)	03/16/15	0.230	16,817,388
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.210	50,078,100
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	50,056,500
12,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	11/19/15	0.157	12,007,284
44,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/01/16	0.250	44,047,916
94,475	Federal Farm Credit Banks#^^	(AA+, Aaa)	02/18/16	0.196	94,490,588
62,300	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.206	62,316,946
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	50,051,850
83,000	Federal Farm Credit Banks#	(AA+, Aaa)	04/19/16	0.247	83,196,461
82,200	Federal Farm Credit Banks#	(AA+, Aaa)	05/02/16	0.184	82,273,569
60,600	Federal Farm Credit Banks#^^	(AA+, Aaa)	06/02/16	0.189	60,658,479
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	50,062,050
72,050	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	72,118,880
90,800	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	90,895,612
53,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	53,054,007
88,100	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	88,123,523
70,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	70,068,950
152,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	11/21/16	0.252	152,378,024
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/06/16	0.263	100,243,900
15,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/17/17	0.209	15,016,815
20,200	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	04/01/14	0.160	20,199,030
50,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/01/14	0.170	49,995,150
65,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/21/14	0.110	65,492,205
45,000	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.120	45,003,330
75,000	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	75,063,225
28,000	Federal Home Loan Banks^^	(AA+, Aaa)	12/12/14	2.750	28,630,308
50,000	Federal Home Loan Banks#	(AA+, Aaa)	08/14/15	0.220	50,033,250
110,000	Federal Home Loan Banks#^^	(AA+, Aaa)	08/19/15	0.200	110,039,050
74,600	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	74,649,460
10,000	Federal Home Loan Banks#^^	(AA+, Aaa)	10/01/15	0.210	10,004,700
85,000	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	85,053,550
88,600	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	88,655,818
70,000	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.196	70,026,950
55,250	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	55,319,560
45,200	Federal Home Loan Banks	(AA+, Aaa)	01/30/17	1.010	45,282,716
107,650	Federal Home Loan Mortgage Corp.^^	(AA+, Aaa)	12/03/14	0.320	107,824,824
100,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	100,185,500
67,580	Federal Home Loan Mortgage Corp.^^	(AA+, Aaa)	12/29/14	0.625	67,885,732
75,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	75,123,000
100,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	100,176,700
43,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/30/15	0.400	43,024,467
35,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/04/15	0.550	35,012,110
69,885	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/18/15	0.550	69,923,157
123,440	Federal National Mortgage Association^^	(AA+, Aaa)	12/19/14	0.750	124,110,279
63,000	Federal National Mortgage Association	(AA+, Aaa)	03/16/15	0.375	63,152,460
137,900	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.168	137,956,953
117,000	Federal National Mortgage Association#^^	(AA+, Aaa)	08/12/16	0.179	117,070,785
92,500	Federal National Mortgage Association#	(AA+, Aaa)	08/15/16	0.180	92,555,315
20,000	Freddie Mac Discount Notes^^	(AA+, Aaa)	04/24/14	0.100	19,998,660
71,000	Freddie Mac Discount Notes	(AA+, Aaa)	04/24/14	0.120	70,995,243
20,000	Freddie Mac Discount Notes^^	(AA+, Aaa)	05/08/14	0.110	19,997,920

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS
$62,500	Freddie Mac Discount Notes^^	(AA+, Aaa)	06/18/14	0.120	$62,490,625
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,661,129,714)					3,664,347,078

UNITED STATES TREASURY OBLIGATIONS (15.0%)
15,000	United States Treasury Bills^^	(AA+, Aaa)	03/20/14	0.025	14,999,511
24,000	United States Treasury Bills^^	(AA+, Aaa)	04/03/14	0.065	23,999,520
28,500	United States Treasury Bills^^	(AA+, Aaa)	09/18/14	0.107	28,489,455
15,000	United States Treasury Notes^^	(AA+, Aaa)	04/30/14	0.250	15,006,735
25,000	United States Treasury Notes^^	(AA+, Aaa)	05/15/14	1.000	25,065,925
25,000	United States Treasury Notes^^	(AA+, Aaa)	07/15/14	0.625	25,062,000
10,000	United States Treasury Notes^^	(AA+, Aaa)	07/31/14	0.125	10,002,150
35,000	United States Treasury Notes^^	(AA+, Aaa)	07/31/14	2.625	35,436,800
25,000	United States Treasury Notes^^	(AA+, Aaa)	08/15/14	4.250	25,553,225
26,500	United States Treasury Notes^^	(AA+, Aaa)	08/31/14	0.250	26,523,294
20,000	United States Treasury Notes^^	(AA+, Aaa)	01/15/15	0.250	20,021,880
40,000	United States Treasury Notes§	(AA+, Aaa)	01/31/15	0.250	40,043,760
50,000	United States Treasury Notes§	(AA+, Aaa)	04/30/15	0.125	49,976,550
50,000	United States Treasury Notes§	(AA+, Aaa)	06/15/15	0.375	50,128,900
62,500	United States Treasury Notes^^	(AA+, Aaa)	06/30/15	0.375	62,663,562
102,000	United States Treasury Notes^^	(AA+, Aaa)	07/15/15	0.250	102,075,684
95,000	United States Treasury Notes^^	(AA+, Aaa)	08/31/15	0.375	95,207,860
50,000	United States Treasury Notes	(AA+, Aaa)	09/30/15	1.250	50,817,400
82,800	United States Treasury Notes§	(AA+, Aaa)	01/15/17	0.750	82,971,396
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $783,116,605)					784,045,607

Number of Shares

SHORT-TERM INVESTMENTS (9.4%)
158,960,484	State Street Navigator Prime Portfolio, 0.05%§§			158,960,484

Par (000)		Maturity	Rate%

$329,510	State Street Bank and Trust Co. Euro Time Deposit^^	02/03/14	0.010	329,510,000

TOTAL SHORT-TERM INVESTMENTS (Cost $488,470,484)				488,470,484

TOTAL INVESTMENTS AT VALUE (97.8%) (Cost $5,123,416,803)				5,093,793,508

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)				112,106,835

NET ASSETS (100.0%)				$5,205,900,343

†                                         Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                                         Variable rate obligations — The interest rate is the rate as of January 31, 2014.

^^                                    Security or portion thereof held in the subsidiary.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.  The rate shown is the annualized one-day yield at January 31, 2014.

At January 31, 2014, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation/ (Depreciation)

Contracts to Purchase
Energy
	USD	Apr 2014	$73,134,680	$4,708,121
	USD	May 2014	12,129,830	490,294
	USD	Dec 2014	107,724,160	(2,225,140)
				$2,973,275
Contracts to Sell
Energy
	USD	Mar 2014	(116,793,020)	$(3,929,966)
	USD	Mar 2014	(94,856,170)	(12,162,654)
				$(16,092,620)
Net unrealized appreciation/(depreciation)				$(13,119,345)

At January 31, 2014, Outstanding Swaps Contracts were as follows:

COMMODITY INDEX SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation/ (Depreciation)
USD	$202,581,885	02/26/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(2,334,260)
USD	$88,171,701	02/26/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,015,818)
USD	$341,926,343	02/26/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,007,082)
USD	$97,334,263	02/26/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(358,292)
USD	$48,950,923	02/26/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(167,212)
USD	$42,392,703	02/26/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(488,542)
USD	$360,698,054	02/26/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,062,370)
USD	$55,011,770	02/26/14	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(633,942)
USD	$51,606,864	02/26/14	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(152,037)
USD	$204,574,470	02/26/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,357,555)
USD	$160,944,593	02/26/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(474,033)
USD	$495,907,699	02/26/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,460,334)
USD	$175,689,515	02/26/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,024,487)
USD	$154,623,666	02/26/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(455,500)
USD	$24,469,077	02/26/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(281,973)
USD	$480,914,598	02/26/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,415,919)
USD	$20,034,079	02/26/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(230,855)
USD	$315,663,062	02/26/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(928,344)
USD	$50,000,000	02/26/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	0
USD	$335,934,815	02/26/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,871,377)
USD	$151,756,085	02/26/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(446,970)
USD	$234,904,783	02/26/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,706,959)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation/ (Depreciation)
USD	$189,221,232	02/26/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(557,213)
USD	$250,590,053	02/26/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,887,848)
USD	$147,279,427	02/26/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(433,704)
						$(27,752,626)

1              The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.  The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$156,930,339	$—	$156,930,339
United States Agency Obligations	—	3,664,347,078	—	3,664,347,078
United States Treasury Obligations	—	784,045,607	—	784,045,607
Short-term Investments	—	488,470,484	—	488,470,484
Other Financial Instruments*
Futures Contracts	(13,119,345)	—	—	(13,119,345)
Swap Contracts	—	(27,752,626)	—	(27,752,626)
	$(13,119,345)	$5,066,040,882	$—	$5,052,921,537

*        Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At January 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of Investments	$5,123,416,803
Unrealized appreciation	$4,151,053
Unrealized depreciation	(33,774,348)
Net unrealized appreciation/(depreciation)	$(29,623,295)

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 18, 2014

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 18, 2014